UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     December 31, 2007
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                -------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                -------------------------------------------
                Ballsbridge, Dublin 4, IRELAND
                -------------------------------------------

Form 13F File Number:   028-11988
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           David Boal
                -----------------------
Title:          Managing Director
                -----------------------
Phone:          011 353 1 6699220
                -----------------------

Signature, Place and Date of Signing:


           /s/ David Boal              Dublin, IRELAND           02/07/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  29
                                                 --------------------

Form 13F Information Table Value Total:                647,533
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                                                                                                         Column 8 Column 8 Column 8
                                     Title of              Value (USD)      No. of Investment  Other      Voting   Voting   Voting
Stock Name                            Class      CUSIP    (in thousands)    Shares Discretion Managers     Sole    Shared    None

AFLAC INC COM STK USD0.10            Common    001055102      29,988       479,886    Sole      None     479,886
ALTRIA GROUP INC COM USD0.333333     Common    02209S103      43,896       577,885    Sole      None     577,885
AMER EXPRESS CO COM USD0.20          Common    025816109      14,632       287,812    Sole      None     287,812
AUTO DATA PROCESS COM STK USD0.10    Common    053015103      16,552       370,199    Sole      None     370,199
BECTON DICKINSON COM STK USD1        Common    075887109      14,740       173,514    Sole      None     173,514
CISCO SYSTEMS COM USD0.001           Common    17275R102      18,824       683,015    Sole      None     683,015
CITIGROUP INC                        Common    172967101      13,659       466,331    Sole      None     466,331
EMERSON ELECTRIC CO                  Common    291011104      30,315       531,569    Sole      None     531,569
EXXON MOBIL CORP COM STK NPV         Common    30231G102      17,434       183,515    Sole      None     183,515
FISERV INC COM STK USD0.01           Common    337738108      16,280       290,552    Sole      None     290,552
GEN DYNAMICS CORP COM STK USD1       Common    369550108      40,105       450,369    Sole      None     450,369
GEN ELEC CO COM STK USD0.06          Common    369604103      31,899       854,286    Sole      None     854,286
HEWLETT-PACKARD CO                   Common    428236103      15,393       299,700    Sole      None     299,700
ILLINOIS TOOL WKS COM STK NPV        Common    452308109      14,572       269,661    Sole      None     269,661
JOHNSON & JOHNSON COM STK USD1       Common    478160104      67,796     1,006,169    Sole      None   1,006,169
JOHNSON CONTROLS COM USD0.16 2/3     Common    478366107      22,861       621,235    Sole      None     621,235
MCDONALDS CORPORATION NPV            Common    580135101      16,268       273,417    Sole      None     273,417
MEDTRONIC INC COM STK USD0.10        Common    585055106      17,637       351,202    Sole      None     351,202
MICROSOFT CORP                       Common    594918104      16,301       451,310    Sole      None     451,310
NIKE INC CLASS B COM STK NPV         Class B   654106103      19,595       304,697    Sole      None     304,697
OMNICOM GROUP INC.                   Common    681919106      22,255       466,264    Sole      None     466,264
PRAXAIR INC COM STK USD0.01          Common    74005P104      22,908       253,042    Sole      None     253,042
REPUBLIC SERVICES INC                Common    760759100      12,040       458,795    Sole      None     458,795
ROCKWELL COLLINS I COM STK USD0.01   Common    774341101      28,323       393,319    Sole      None     393,319
TAIWAN SEMICONDUCTOR MANUFACT CO
  ADR                                ADR       874039100         149        15,098    Sole      None      15,098
TARGET CORP COM USD0.0833            Common    87612E106      13,707       270,150    Sole      None     270,150
WAL MART STORES INC                  Common    931142103      32,276       671,293    Sole      None     671,293
WALGREEN CO COM STK USD0.078125      Common    931422109      18,124       469,284    Sole      None     469,284
WELLS FARGO & CO COM STK USD1 2/3    Common    949746101      19,004       631,577    Sole      None     631,577

                                                             647,533


